INVENTORIES - Disclosure of Inventory by Type (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about inventories [Line Items]
Inventories	$ 66.5	$ 68.4	$ 61.7
Bunkers
Disclosure of detailed information about inventories [Line Items]
Inventories	41.1	46.1	49.3
Lubeoil
Disclosure of detailed information about inventories [Line Items]
Inventories	11.0	10.9	8.5
EU Emission Allowances
Disclosure of detailed information about inventories [Line Items]
Inventories	11.7	5.6	0.2
Other
Disclosure of detailed information about inventories [Line Items]
Inventories	$ 2.7	$ 5.8	$ 3.7